Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Argentina [member]
Disclosure of information about consolidated entities [line items]
Mineral property, wells and related equipment	$ 53,052	$ 49,698	$ 47,792
Support equipment and facilities	2,257	1,827	1,644
Drilling and work in progress	3,774	2,638	1,949
Unproved oil and gas properties	264	173	221
Total capitalized costs	59,347	54,336	51,606
Accumulated depreciation and valuation allowances	(48,382)	(43,440)	(41,679)
Net capitalized costs	10,965	10,896	9,927
Worldwide [member]
Disclosure of information about consolidated entities [line items]
Mineral property, wells and related equipment	53,052	49,698	47,792
Support equipment and facilities	2,257	1,827	1,644
Drilling and work in progress	3,774	2,638	1,949
Unproved oil and gas properties	264	173	221
Total capitalized costs	59,347	54,336	51,606
Accumulated depreciation and valuation allowances	(48,382)	(43,440)	(41,679)
Net capitalized costs	$ 10,965	$ 10,896	$ 9,927